UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Aster Capital Management, Inc.
Address: 60 East Sir Francis Drake Blvd., Suite 306
	 Larkspur, CA  94939

13F File Number: 28-03630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Gregg B. Keeling
Title:	Vice President of Operations
Phone:	415-461-8770
Signature, Place and Date of Signing:

Gregg B.Keeling   	Larkspur, CA        April 18, 2000



Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT.

[X]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Aster Investment Management Co., Inc.	13F File Number: 28-01919

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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